Stockholders' Equity (Deficit) - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exercise Price
Number of Option Outstanding	4,442,172
Weighed Averate Remaining Contractual Life (in years)	6 years
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.53	0.41
Number of Option Exercisable	219,085
Weighted Average Exercise Price, Exercisable	$ 1.31	$ 0.42
Minimum [Member]
Exercise Price	0.40
Maximum [Member]
Exercise Price	$ 6.50